Issued Capital (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Issued Capital
Schedule of Equity Issued Capital
	Consolidated
	30 June 2024		30 June 2023		30 June 2022
	Shares	A$	Shares	A$	Shares	A$

Issued capital	215,056,881	150,346,596	210,889,961	149,346,415	180,202,285	130,246,297
Share issue costs	-	(6,374,026)	-	(6,359,744)	-	(4,533,038)

	215,056,881	143,972,570	210,889,961	142,986,671	180,202,285	125,713,259

Schedule of Ordinary Share Issued and Fully Paid

	31 December 2024	31 December 2024	30 June 2024	30 June 2024
Ordinary share - issued and fully paid	Shares	A$	Shares	A$

At the beginning of the period	215,056,881	143,972,570	210,889,961	142,986,671
- Contributions of equity	56,880,000	8,472,091	4,166,669	1,000,005
- Shares issued on conversion of options	5,414,220	1,250,083	251	176
- Shares issued for services rendered	1,592,472	323,395	-	-
- Share issue costs - share based payments note 16	-	(180,890)	-	-
- Share issue costs - cash payments	-	(1,404,784)	-	(14,282)

Closing balance	278,943,573	152,432,465	215,056,881	143,972,570

	30-Jun-24		30-Jun-23		30-Jun-22
Ordinary share - Issued and fully paid	No	A$	No	A$	No	A$

At the beginning of the period	210,889,961	142,986,671	180,202,285	125,713,259	1,680,946,647	114,922,698
- Contributions of equity	4,166,669	1,000,005	27,228,501	19,059,988	109,090,910	12,000,000
- Shares issued on conversion of options	251	176	100,185	40,130	-	-
- Shares issued on conversion of conversion of cashless options	-	-	3,358,990	-	-	-
- Performance rights exercised	-	-	-	-	12,000,000	312,000
- Consolidation of shares adjustment(a)	-	-	-	-	(1,621,835,272)	-
- Share issue costs – share based payments	-	-	-	(636,670)	-	(732,000)
- Share issue costs - cash payments	-	(14,282)	-	(1,190,036)	-	(789,439)

Closing balance	215,056,881	143,972,570	210,889,961	142,986,671	180,202,285	125,713,259

(a)	On the 29 November 2021 the company completed a share consolidation on a 10:1 basis